Income taxes - Components of Current and Deferred Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax expense (recovery)
Current	$ 38,139	$ 34,635
Adjustment of prior year income tax expense	388	279
Current tax expense (recovery)	38,527	34,914
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(7,571)	(9,417)
Change in unrecognized deductible temporary differences	(2,600)	3,975
Adjustment of prior year income tax recovery	(2,774)	(4,556)
Deferred tax expense (recovery)	$ (12,945)	$ (9,998)